Loans and Allowance for Credit Losses, Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment Based on Impairment Method (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans [Abstract]
Total collateral dependent loans	$ 1,196,018	$ 1,061,825
Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	21,169	5,784
Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	19,193	2,455
Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	1,976	3,329
Residential Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	417,920	373,534
Residential Real Estate [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	1,845	569
Residential Real Estate [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	1,301	569
Residential Real Estate [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	544	0
Commercial Real Estate [Member] | Owner-occupied [Member]
Loans [Abstract]
Total collateral dependent loans	114,724	86,471
Commercial Real Estate [Member] | Owner-occupied [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	5,025	944
Commercial Real Estate [Member] | Owner-occupied [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	4,885	804
Commercial Real Estate [Member] | Owner-occupied [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	140	140
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans [Abstract]
Total collateral dependent loans	269,285	206,847
Commercial Real Estate [Member] | Nonowner-occupied [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	5,062	110
Commercial Real Estate [Member] | Nonowner-occupied [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	5,062	110
Commercial Real Estate [Member] | Nonowner-occupied [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	0	0
Commercial Real Estate [Member] | Construction [Member]
Loans [Abstract]
Total collateral dependent loans	86,028	79,669
Commercial Real Estate [Member] | Construction [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	7,288	637
Commercial Real Estate [Member] | Construction [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	7,288	637
Commercial Real Estate [Member] | Construction [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	0	0
Commercial Real Estate [Member] | Commercial and Industrial [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	1,800	3,329
Commercial Real Estate [Member] | Commercial and Industrial [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	543	285
Commercial Real Estate [Member] | Commercial and Industrial [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	1,257	3,044
Commercial and Industrial [Member]
Loans [Abstract]
Total collateral dependent loans	167,099	158,440
Consumer [Member] | Automobile [Member]
Loans [Abstract]
Total collateral dependent loans	37,277	50,246
Consumer [Member] | Automobile [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	14	38
Consumer [Member] | Automobile [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	0	0
Consumer [Member] | Automobile [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	14	38
Consumer [Member] | Home Equity [Member]
Loans [Abstract]
Total collateral dependent loans	50,605	42,473
Consumer [Member] | Home Equity [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	75	76
Consumer [Member] | Home Equity [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	75	50
Consumer [Member] | Home Equity [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	0	26
Consumer [Member] | Other [Member]
Loans [Abstract]
Total collateral dependent loans	53,080	64,145
Consumer [Member] | Other [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	60	81
Consumer [Member] | Other [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	39	0
Consumer [Member] | Other [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	$ 21	$ 81